Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [Abstract]
Segment summarized financial information

	Dry Bulk Vessel Operations for the Year Ended December 31, 2017	Logistics Business for the Year Ended December 31, 2017	Total for the Year Ended December 31, 2017
Revenue	$250,433	$212,616	$463,049
Administrative fee revenue from affiliates	23,667	—	23,667
Interest income	6,593	238	6,831
Interest expense and finance cost	(93,264)	(28,347)	(121,611)
Depreciation and amortization	(77,245)	(26,867)	(104,112)
Equity/ (Loss) in net earnings of affiliated companies	4,399	—	4,399
Net (loss)/ income attributable to Navios Holdings common stockholders	(167,892)	1,982	(165,910)
Total assets	1,947,777	682,204	2,629,981
Goodwill	56,240	104,096	160,336
Capital expenditures	(347)	(46,521)	(46,868)
Investment in affiliates	183,160	—	183,160
Cash and cash equivalents	47,744	79,888	127,632
Restricted cash	6,558	—	6,558
Long-term debt, net (including current and noncurrent portion)	$1,149,742	$532,746	$1,682,488

	Dry Bulk Vessel Operations for the Year Ended December 31, 2016	Logistics Business for the Year Ended December 31, 2016	Total for the Year Ended December 31, 2016
Revenue	$199,446	$220,336	$419,782
Administrative fee revenue from affiliates	21,799	—	21,799
Interest income	4,132	815	4,947
Interest expense and finance cost	(89,399)	(24,240)	(113,639)
Depreciation and amortization	(87,197)	(26,628)	(113,825)
Equity/ (Loss) in net earnings of affiliated companies	(202,779)	—	(202,779)
Net (loss)/ income attributable to Navios Holdings common stockholders	(310,306)	6,483	(303,823)
Total assets	2,083,526	669,369	2,752,895
Goodwill	56,240	104,096	160,336
Capital expenditures	(60,420)	(91,173)	(151,593)
Investment in affiliates	160,071	—	160,071
Cash and cash equivalents	70,810	65,182	135,992
Restricted cash	2,486	2,900	5,386
Long-term debt, net (including current and noncurrent portion)	$1,223,146	$427,949	$1,651,095

	Dry Bulk Vessel Operations for the Year Ended December 31, 2015	Logistics Business for the Year Ended December 31, 2015	Total for the Year Ended December 31, 2015
Revenue	$229,772	$251,048	$480,820
Administrative fee revenue from affiliates	16,177	—	16,177
Interest income	1,801	569	2,370
Interest expense and finance cost	(86,069)	(27,082)	(113,151)
Depreciation and amortization	(92,341)	(27,969)	(120,310)
Equity in net earnings of affiliated companies	61,484	—	61,484
Net (loss)/ income attributable to Navios Holdings common stockholders	(148,306)	14,194	(134,112)
Total assets	2,359,299	599,514	2,958,813
Goodwill	56,240	104,096	160,336
Capital expenditures	(7,882)	(27,039)	(34,921)
Investment in affiliates	381,746	—	381,746
Cash and cash equivalents	81,905	81,507	163,412
Restricted cash	13,480	—	13,480
Long-term debt, net (including current and noncurrent portion)	$1,213,740	$367,568	$1,581,308

Revenue by geographic region

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
North America	$5,513	$6,218	$22,317
Europe	124,857	109,267	109,347
Asia	91,552	73,073	87,658
South America	212,616	220,336	253,746
Other	28,511	10,888	7,752
Total	$463,049	$419,782	$480,820